Change In Accounting Policy (Consolidated Statements of Other Comprehensive Income) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	$ 5,118	$ 4,899	[1]	$ 3,545	[2]
Net change in pension and other postretirement benefit plans	(250)	2,066	[2]	183	[2]
Other comprehensive income before income taxes	114	2,014	[2]	101	[2]
Income tax expense	158	(544)	[2]	(73)	[2]
Other comprehensive loss	$ 272	1,470	[2]	28	[2]
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income		4,892		3,562
Net change in pension and other postretirement benefit plans		2,075		160
Other comprehensive income before income taxes		2,023		78
Income tax expense		(546)		(67)
Other comprehensive loss		$ 1,477		$ 11

[1]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.
[2]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.